Interim Condensed Consolidated Statements of Shareholders' Equity (Deficiency) (Unaudited) - USD ($)	Issued capital [member]	Share to be Issued [member]	Contributed Surplus [Member]	Foreign Currency Translation Reserve [Member]	Retained earnings [member]	Total Equity Before Non Controlling Interest [Member]	Non-controlling interests [member]	Total
Balance at Aug. 31, 2020	$ 69,380,807	$ 1,059,214	$ 4,034,323	$ (2,334,275)	$ (72,094,162)	$ 45,907	$ 217,385	$ 263,292
Balance, shares at Aug. 31, 2020	7,746,136
IfrsStatementLineItems [Line Items]
Share-based payments			1,088,638			1,088,638		1,088,638
Shares issued on vesting of RSUs	$ 410,189		(230,189)			180,000		180,000
Shares issued on vesting of RSUs, shares	66,666
Convertible debt conversion	$ 164,343					164,343		164,343
Convertible debt conversion, shares	36,666
Common shares issued on exercise of warrants	$ 56,079					56,079		56,079
Common shares issued on exercise of warrants, shares	7,166
Disposal of Motorsports		(1,059,214)				(1,059,214)		(1,059,214)
Non-controlling interest in subsidiary			(7,704)			(7,704)		(7,704)
Net loss for the period					(5,999,433)	(5,999,433)	(31,030)	(6,030,463)
Foreign currency translation differences				133,845		133,845		133,845
Balance at Nov. 30, 2020	$ 70,011,418		4,885,068	(2,200,430)	(78,093,595)	(5,397,539)	186,355	(5,211,184)
Balance, shares at Nov. 30, 2020	7,856,634
Balance at Aug. 31, 2021	$ 122,741,230		17,819,933	(2,324,025)	(112,814,973)	25,422,165	143,379	25,565,544
Balance, shares at Aug. 31, 2021	15,543,309
IfrsStatementLineItems [Line Items]
Share-based payments			1,321,038			1,321,038		1,321,038
Shares issued on vesting of RSUs	$ 681,759		(681,759)
Shares issued on vesting of RSUs, shares	91,635							91,635
Non-controlling interest in subsidiary			48			48		$ 48
Net loss for the period					(1,353,520)	(1,353,520)	24,764	(1,328,756)
Foreign currency translation differences				169,418		169,418		169,418
Balance at Nov. 30, 2021	$ 123,422,989		$ 18,459,260	$ (2,154,607)	$ (114,168,493)	$ 25,559,149	$ 168,143	$ 25,727,292
Balance, shares at Nov. 30, 2021	15,634,944